SEGMENTAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash flows from
Purchases of property, plant and equipment	$ (403,666)	$ (694,370)	$ (1,569,749)
Purchases of intangible assets	(87,318)	(88,587)	(52,449)
Net cash flows from (used in) operating activities	1,666,740	980,884	1,672,101
Net cash flow from (used in) investing activities	(287,422)	(431,789)	(1,695,695)
Net cash flows from (used in) financing activities	(1,179,088)	(396,279)	(128,360)
Air Transportation [Member]
Net cash flows from
Purchases of property, plant and equipment	403,282	693,581	691,930
Additions associated with maintenance	218,537	197,866	230,526
Other additions	184,745	495,715	461,404
Purchases of intangible assets	79,102	84,377	41,399
Net cash flows from (used in) operating activities	1,489,797	827,108	1,531,395
Net cash flow from (used in) investing activities	(278,790)	(426,989)	(1,679,272)
Net cash flows from (used in) financing activities	(1,010,705)	(246,907)	(4,708)
Coalition And Loyalty Program Multiplus [Member]
Net cash flows from
Purchases of property, plant and equipment	384	789	2,440
Additions associated with maintenance
Other additions	384	789	2,440
Purchases of intangible assets	8,216	4,210	11,050
Net cash flows from (used in) operating activities	186,367	154,411	147,348
Net cash flow from (used in) investing activities	(8,632)	(4,800)	(16,423)
Net cash flows from (used in) financing activities	(168,383)	(149,372)	(123,652)
Eliminations [Member]
Net cash flows from
Purchases of property, plant and equipment
Additions associated with maintenance
Other additions
Purchases of intangible assets
Net cash flows from (used in) operating activities	(9,424)	(635)	(6,642)
Net cash flow from (used in) investing activities
Net cash flows from (used in) financing activities
Operating Segments [Member]
Net cash flows from
Purchases of property, plant and equipment	403,666	694,370	694,370
Additions associated with maintenance	218,537	197,866	230,526
Other additions	185,129	496,504	463,844
Purchases of intangible assets	87,318	88,587	52,449
Net cash flows from (used in) operating activities	1,666,740	980,884	1,672,101
Net cash flow from (used in) investing activities	(287,422)	(431,789)	(1,695,695)
Net cash flows from (used in) financing activities	$ (1,179,088)	$ (396,279)	$ (128,360)